Acquisitions of businesses and purchase accounting - Semo Drug-Care Plus of Mo. Inc - Asset and Liabilities acquired (Details) - Semo Drug-Care Plus of Mo. Inc - USD ($)	Sep. 30, 2021	Jun. 23, 2021
Acquisition of businesses and purchase accounting
Cash		$ 47,000
Accounts receivable		292,000
Inventory		475,000
Property, equipment, and right of use assets, net		373,000
Goodwill		482,000
Intangible assets		530,000
Accounts payable		(94,000)
Accrued liabilities		(51,000)
Deferred tax liability		(377,000)
Deferred revenue		(51,000)
Net assets acquired		1,626,000
Cash paid at closing / to be paid after closing, included in purchase price payable	$ 186,000	1,440,000
Consideration paid or payable		1,626,000
Goodwill deductible for tax purposes		$ 0